Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	₩ 889,907	₩ 3,127,887	₩ 2,599,829
Interest on hybrid bonds	(14,766)	(15,803)	(16,840)
Profit attributable to owners of the Parent Company on common shares	₩ 875,141	₩ 3,112,084	₩ 2,582,989
Weighted average number of common shares outstanding	72,064,159	70,622,976	70,609,160
Basic earnings per share (in won)	₩ 12,144	₩ 44,066	₩ 36,582